8. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	December 31,
	2017	2016
	RMB	RMB

Buildings and leasehold improvements	1,419,535	1,420,586
Furniture and fixtures	67,422	67,090
Equipment	114,067	114,023
Company automobiles	5,115	9,617
Total	1,606,139	1,611,316

Less: Accumulated depreciation and amortization	(255,281)	(209,536)
Property, equipment and leasehold improvements, net	1,350,858	1,401,780

Schedule of property on operating leases and property held for lease by major classes
	December 31,	December 31,
	2017	2016
	RMB	RMB

Buildings and leasehold improvements	1,338,773	1,338,773
Equipment	107,453	106,226
Total	1,446,226	1,444,999

Less: Accumulated depreciation and amortization	(190,054)	(144,872)
Total	1,256,172	1,300,127